Property and equipment (Details Narrative) - USD ($)	11 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 5,675	$ 26,035